INCOME TAX - Deferred taxes by type of temporary difference (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	$ (4,265,728)	$ (3,211,452)	$ (2,567,101)
Loss of control in a subsidiary			1,824,892
Discontinued operations			(3,073)
Credited (charged) to profit or loss	76,783	(286,659)	(1,475,376)
Credited (charged) to OCI	226,191	(814,151)	(955,530)
Foreign exchange adjustments	(25,509)	46,534	(35,264)
Deferred tax (liabilities) assets at the end of the period	(3,988,263)	(4,265,728)	(3,211,452)
Deferred tax assets [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	6,642,821	7,669,219	6,171,791
Loss of control in a subsidiary			1,242,536
Discontinued operations			3,732
Credited (charged) to profit or loss	654,610	(165,274)	1,086,280
Credited (charged) to OCI	259,373	(859,370)	(901,158)
Foreign exchange adjustments	(29,076)	(1,754)	66,038
Deferred tax (liabilities) assets at the end of the period	7,527,728	6,642,821	7,669,219
Deferred tax assets [member] | Debt securities at fair value [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	271,644	857,505	385,338
Loss of control in a subsidiary			(73,729)
Discontinued operations			6,567
Credited (charged) to profit or loss	83,897	(64,839)	4,195
Credited (charged) to OCI	13,297	(520,770)	537,052
Foreign exchange adjustments	8,252	(252)	(1,918)
Deferred tax (liabilities) assets at the end of the period	377,090	271,644	857,505
Deferred tax assets [member] | Equity securities [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	1,410	165	1,028
Credited (charged) to profit or loss	437	1,245	(4,371)
Credited (charged) to OCI	35		3,508
Deferred tax (liabilities) assets at the end of the period	1,882	1,410	165
Deferred tax assets [member] | Derivative instruments [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	1,139,921	452,394	699,311
Loss of control in a subsidiary			818,130
Credited (charged) to profit or loss	(510,077)	674,733	(296,033)
Credited (charged) to OCI	33,956	9,793	(768,615)
Foreign exchange adjustments	1,756	3,001	(399)
Deferred tax (liabilities) assets at the end of the period	665,556	1,139,921	452,394
Deferred tax assets [member] | Allowance of investments securities [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period		1,468	1,155
Credited (charged) to profit or loss		(1,468)	313
Deferred tax (liabilities) assets at the end of the period			1,468
Deferred tax assets [member] | Accounts receivables [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	90,066	258,765	146,496
Credited (charged) to profit or loss	(53,153)	(168,647)	111,687
Foreign exchange adjustments		(52)	582
Deferred tax (liabilities) assets at the end of the period	36,913	90,066	258,765
Deferred tax assets [member] | Allowance for accounts receivable [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	9,847	80,839	59,604
Credited (charged) to profit or loss	9,689	(71,334)	20,489
Foreign exchange adjustments	167	342	746
Deferred tax (liabilities) assets at the end of the period	19,703	9,847	80,839
Deferred tax assets [member] | Loans and receivables [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	4,570	905	1,157
Credited (charged) to profit or loss	113,017	3,674	(252)
Foreign exchange adjustments		(9)
Deferred tax (liabilities) assets at the end of the period	117,587	4,570	905
Deferred tax assets [member] | Allowance for impairment on loans and receivables [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	219,275	292,841	562,730
Loss of control in a subsidiary			(303,273)
Discontinued operations			2,425
Credited (charged) to profit or loss	11,173	(33,103)	(3,091)
Credited (charged) to OCI			18,952
Foreign exchange adjustments	25,256	(40,463)	15,098
Deferred tax (liabilities) assets at the end of the period	255,704	219,275	292,841
Deferred tax assets [member] | Allowance for foreclosed assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	4,480	8,750	21,082
Loss of control in a subsidiary			(13,173)
Discontinued operations			556
Credited (charged) to profit or loss	559	(3,216)	(170)
Foreign exchange adjustments	(276)	(1,054)	455
Deferred tax (liabilities) assets at the end of the period	4,763	4,480	8,750
Deferred tax assets [member] | Property, plant and equipment [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	470,487	349,485	339,049
Credited (charged) to profit or loss	57,088	121,098	(30,500)
Foreign exchange adjustments	1,682	(96)	40,936
Deferred tax (liabilities) assets at the end of the period	529,257	470,487	349,485
Deferred tax assets [member] | Depreciation of property, plant and equipment [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	23,510	18,018	34,614
Credited (charged) to profit or loss	7,920	(39,387)	(16,022)
Foreign exchange adjustments	13	44,879	(574)
Deferred tax (liabilities) assets at the end of the period	31,443	23,510	18,018
Deferred tax assets [member] | Other intangible assets [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	299,433	237,436	243,170
Credited (charged) to profit or loss	3,927	61,968	(5,734)
Foreign exchange adjustments	(1,449)	29
Deferred tax (liabilities) assets at the end of the period	301,911	299,433	237,436
Deferred tax assets [member] | Investment property [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period		31,061	30,021
Credited (charged) to profit or loss		(31,061)	1,323
Credited (charged) to OCI			(283)
Deferred tax (liabilities) assets at the end of the period			31,061
Deferred tax assets [member] | Tax losses carry forward [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	1,055,380	272,020	117,025
Credited (charged) to profit or loss	186,664	778,311	142,435
Foreign exchange adjustments	(986)	5,049	12,560
Deferred tax (liabilities) assets at the end of the period	1,241,058	1,055,380	272,020
Deferred tax assets [member] | Surplus of presumptive income [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	2,306	18,350	4,351
Credited (charged) to profit or loss	(1,688)	(16,044)	13,876
Foreign exchange adjustments			123
Deferred tax (liabilities) assets at the end of the period	618	2,306	18,350
Deferred tax assets [member] | Provisions [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	335,594	326,889	324,063
Loss of control in a subsidiary			(28,108)
Discontinued operations			(1,779)
Credited (charged) to profit or loss	260	23,237	32,570
Foreign exchange adjustments		(14,532)	143
Deferred tax (liabilities) assets at the end of the period	335,854	335,594	326,889
Deferred tax assets [member] | Employee benefits [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	61,705	73,732	102,662
Loss of control in a subsidiary			(11,440)
Discontinued operations			(1,736)
Credited (charged) to profit or loss	(300)	(25,676)	15,523
Credited (charged) to OCI	3,532	14,386	(29,818)
Foreign exchange adjustments	8,507	(737)	(1,459)
Deferred tax (liabilities) assets at the end of the period	73,444	61,705	73,732
Deferred tax assets [member] | Financial Assets In Concession Arrangement [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period		1,585,925	1,368,490
Credited (charged) to profit or loss			217,435
Deferred tax (liabilities) assets at the end of the period			1,585,925
Deferred tax assets [member] | Service concession rights [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	1,242,841	1,585,925
Credited (charged) to profit or loss	285,849	(333,025)
Foreign exchange adjustments		(10,059)
Deferred tax (liabilities) assets at the end of the period	1,528,690	1,242,841	1,585,925
Deferred tax assets [member] | Biological assets [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	150	167	101
Credited (charged) to profit or loss	(92)	(17)	66
Deferred tax (liabilities) assets at the end of the period	58	150	167
Deferred tax assets [member] | Lease agreement [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	619,451	619,032	693,388
Loss of control in a subsidiary			(151,767)
Discontinued operations			(2,301)
Credited (charged) to profit or loss	137,479	16,044	83,544
Foreign exchange adjustments	(72,342)	(15,625)	(3,832)
Deferred tax (liabilities) assets at the end of the period	684,588	619,451	619,032
Deferred tax assets [member] | Foreign currency bonds [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	527,394	1,421,540	720,109
Loss of control in a subsidiary			1,005,896
Credited (charged) to profit or loss	194,964	(620,538)	378,971
Credited (charged) to OCI	182,925	(273,608)	(683,436)
Deferred tax (liabilities) assets at the end of the period	905,283	527,394	1,421,540
Deferred tax assets [member] | Foreign Currency Financial Liabilities [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period		365,565	83,072
Credited (charged) to profit or loss	22,851	(365,565)	282,493
Credited (charged) to OCI	25,402
Deferred tax (liabilities) assets at the end of the period	48,253		365,565
Deferred tax assets [member] | Other [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	263,357	396,367	233,775
Credited (charged) to profit or loss	104,146	(71,664)	137,533
Credited (charged) to OCI	226	(89,171)	21,482
Foreign exchange adjustments	344	27,825	3,577
Deferred tax (liabilities) assets at the end of the period	368,073	263,357	396,367
Deferred tax liabilities [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(10,908,549)	(10,880,671)	(8,738,892)
Loss of control in a subsidiary			582,356
Discontinued operations			(6,805)
Credited (charged) to profit or loss	(577,827)	(121,385)	(2,561,656)
Credited (charged) to OCI	(33,182)	45,219	(54,372)
Foreign exchange adjustments	3,567	48,288	(101,302)
Deferred tax (liabilities) assets at the end of the period	(11,515,991)	(10,908,549)	(10,880,671)
Deferred tax liabilities [member] | Debt securities at fair value [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(14,510)	(3,568)	(73,895)
Loss of control in a subsidiary			103,081
Discontinued operations			(7,060)
Credited (charged) to profit or loss	3,311	(5,673)	(24,749)
Credited (charged) to OCI	4,016	(5,346)	22
Foreign exchange adjustments	(3,443)	77	(967)
Deferred tax (liabilities) assets at the end of the period	(10,626)	(14,510)	(3,568)
Deferred tax liabilities [member] | Equity securities [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(202,181)	(172,559)	(253,422)
Loss of control in a subsidiary			135,876
Discontinued operations			5,910
Credited (charged) to profit or loss	(1,464)	(32,989)	(26,573)
Credited (charged) to OCI	6,176	3,542	(42,746)
Foreign exchange adjustments	(4,540)	(175)	8,396
Deferred tax (liabilities) assets at the end of the period	(202,009)	(202,181)	(172,559)
Deferred tax liabilities [member] | Derivative instruments [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(655,317)	(663,726)	(32,668)
Credited (charged) to profit or loss	19,262	8,847	(631,300)
Credited (charged) to OCI	(23,441)		286
Foreign exchange adjustments	(1,757)	(438)	(44)
Deferred tax (liabilities) assets at the end of the period	(661,253)	(655,317)	(663,726)
Deferred tax liabilities [member] | Allowance of investments securities [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(422)	(2,577)	(1,421)
Discontinued operations			(7,772)
Credited (charged) to profit or loss		2,155	6,616
Deferred tax (liabilities) assets at the end of the period		(422)	(2,577)
Deferred tax liabilities [member] | Accounts receivables [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(32,329)	(257,754)	(177,642)
Credited (charged) to profit or loss	(1,156)	225,450	(80,114)
Foreign exchange adjustments		(25)	2
Deferred tax (liabilities) assets at the end of the period	(33,485)	(32,329)	(257,754)
Deferred tax liabilities [member] | Allowance for accounts receivable [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(422)
Credited (charged) to profit or loss	(66)
Deferred tax (liabilities) assets at the end of the period	(488)	(422)
Deferred tax liabilities [member] | Loans and receivables [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(24,833)	(37,469)	(29,531)
Credited (charged) to profit or loss	(11,584)	12,636	(7,938)
Deferred tax (liabilities) assets at the end of the period	(36,417)	(24,833)	(37,469)
Deferred tax liabilities [member] | Allowance for impairment on loans and receivables [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(656,156)	(700,024)	(612,925)
Loss of control in a subsidiary			112,665
Credited (charged) to profit or loss	24,028	29,937	(199,764)
Foreign exchange adjustments	(8,277)	13,931
Deferred tax (liabilities) assets at the end of the period	(640,405)	(656,156)	(700,024)
Deferred tax liabilities [member] | Foreclosed assets [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(49,526)	(75,396)	(65,167)
Credited (charged) to profit or loss	6,583	25,870	(10,229)
Deferred tax (liabilities) assets at the end of the period	(42,943)	(49,526)	(75,396)
Deferred tax liabilities [member] | Property, plant and equipment [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(226,618)	(234,385)	(283,593)
Loss of control in a subsidiary			60,039
Discontinued operations			1,942
Credited (charged) to profit or loss	(38,081)	4,968	(10,472)
Credited (charged) to OCI	75	1,051
Foreign exchange adjustments	(3,584)	1,748	(2,301)
Deferred tax (liabilities) assets at the end of the period	(268,208)	(226,618)	(234,385)
Deferred tax liabilities [member] | Depreciation of property, plant and equipment [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(489,096)	(462,695)	(410,226)
Credited (charged) to profit or loss	(88,955)	(27,481)	(49,811)
Foreign exchange adjustments	3,510	1,080	(2,658)
Deferred tax (liabilities) assets at the end of the period	(574,541)	(489,096)	(462,695)
Deferred tax liabilities [member] | Right-of-use [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(276,424)	(314,062)	(437,169)
Loss of control in a subsidiary			133,232
Discontinued operations			1,586
Credited (charged) to profit or loss	(489,048)	35,513	(19,367)
Foreign exchange adjustments	63,677	2,125	7,656
Deferred tax (liabilities) assets at the end of the period	(701,795)	(276,424)	(314,062)
Deferred tax liabilities [member] | Investment property [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(46,134)	(97,608)	(96,342)
Credited (charged) to profit or loss	(5,318)	51,362	(330)
Credited (charged) to OCI	(6,774)		(863)
Foreign exchange adjustments	(81)	112	(73)
Deferred tax (liabilities) assets at the end of the period	(58,307)	(46,134)	(97,608)
Deferred tax liabilities [member] | Deferred charges and of intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(417,780)	(326,052)	(320,906)
Loss of control in a subsidiary			315
Discontinued operations			(3)
Credited (charged) to profit or loss	17,449	(94,613)	(1,838)
Foreign exchange adjustments	(6,623)	2,885	(3,620)
Deferred tax (liabilities) assets at the end of the period	(406,954)	(417,780)	(326,052)
Deferred tax liabilities [member] | Provisions [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(3,660)	(3,474)	(16,542)
Loss of control in a subsidiary			11,252
Discontinued operations			1,231
Credited (charged) to profit or loss	372	(619)	1,315
Foreign exchange adjustments	(234)	433	(730)
Deferred tax (liabilities) assets at the end of the period	(3,522)	(3,660)	(3,474)
Deferred tax liabilities [member] | Employee benefits [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(447)	(24,321)	(41,367)
Loss of control in a subsidiary			39,124
Discontinued operations			(1,578)
Credited (charged) to profit or loss	(1,852)	23,050	(22,395)
Credited (charged) to OCI	1,351	710	(550)
Foreign exchange adjustments	(122)	114	2,445
Deferred tax (liabilities) assets at the end of the period	(1,070)	(447)	(24,321)
Deferred tax liabilities [member] | Goodwill [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(326,661)	(326,661)	(327,070)
Credited (charged) to profit or loss			409
Deferred tax (liabilities) assets at the end of the period	(326,661)	(326,661)	(326,661)
Deferred tax liabilities [member] | Deferred income [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(1,308,952)	(1,027,577)	(917,159)
Credited (charged) to profit or loss	(307,484)	(281,375)	(110,418)
Deferred tax (liabilities) assets at the end of the period	(1,616,436)	(1,308,952)	(1,027,577)
Deferred tax liabilities [member] | Financial Assets In Concession Arrangement [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(204,636)	(197,679)	(175,332)
Credited (charged) to profit or loss	(10,103)	(6,957)	31,036
Foreign exchange adjustments			(53,383)
Deferred tax (liabilities) assets at the end of the period	(214,739)	(204,636)	(197,679)
Deferred tax liabilities [member] | Service concession rights [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(5,175,297)	(5,348,922)	(3,994,977)
Credited (charged) to profit or loss	(256,684)	140,818	(1,292,165)
Foreign exchange adjustments	(33,478)	32,807	(61,780)
Deferred tax (liabilities) assets at the end of the period	(5,465,459)	(5,175,297)	(5,348,922)
Deferred tax liabilities [member] | Biological assets [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(68,751)	(63,378)	(45,827)
Credited (charged) to profit or loss	7,554	(5,373)	(17,551)
Deferred tax (liabilities) assets at the end of the period	(61,197)	(68,751)	(63,378)
Deferred tax liabilities [member] | Lease agreement [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(381,618)	(346,541)	(317,539)
Credited (charged) to profit or loss	375,745	(35,077)	(28,992)
Foreign exchange adjustments			(10)
Deferred tax (liabilities) assets at the end of the period	(5,873)	(381,618)	(346,541)
Deferred tax liabilities [member] | Foreign Currency Financial Liabilities [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(267,090)
Credited (charged) to profit or loss	233,056	(312,319)
Credited (charged) to OCI		45,229
Deferred tax (liabilities) assets at the end of the period	(34,034)	(267,090)
Deferred tax liabilities [member] | Other [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(80,111)	(194,243)	(91,651)
Loss of control in a subsidiary			(26,045)
Discontinued operations			(3,680)
Credited (charged) to profit or loss	(53,392)	120,485	(67,027)
Credited (charged) to OCI	(14,585)	33	(10,521)
Foreign exchange adjustments	(1,481)	(6,386)	4,681
Deferred tax (liabilities) assets at the end of the period	$ (149,569)	$ (80,111)	(194,243)
Deferred tax liabilities [member] | Provision for foreclosed assets [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period			(16,521)
Loss of control in a subsidiary			12,817
Discontinued operations			2,619
Credited (charged) to profit or loss			1
Foreign exchange adjustments			$ 1,084